OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of other operating income, net
Project-based payment			¥ 203,319		¥ 0	¥ 0
Government grants income			71,174		14,280	10,825
Gain from disposing of subsidiary			0		6,129	0
Gain from transferring patents			0		6,111	0
Others			1,600		0	(8)
Total			¥ 276,093	$ 37,825	¥ 26,520	¥ 10,817
One-off project-based payment received	¥ 203,319	$ 28,754